LIQUIDITY RISK (Tables)	12 Months Ended
Dec. 31, 2025
LIQUIDITY RISK
Schedule of contractual maturities of financial liabilities
In Thousands of US Dollars
Description	Carrying Amount	Less than 1 year	1 year to 5 years
Accounts payable and accrued liabilities
December 31, 2025	$4,054	$4,054	$-
December 31, 2024	$3,897	$3,897	$-